SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Common Shares Issued	9,373,825	14,000,000
Gross Proceeds On Cash Commission	$ 155	$ 31
Cash commission	2.75%
Issuance shares costs	$ 339
Net proceeds from cash commission	5,493
Issuance of fair value		15
Proceeds from gross prospectus supplement	5,648
Fair Value Of Stock Options Granted, Share-based Payments	$ 924	$ 869
Restricted Share Units	1,878,320	1,799,000
Weighted Average Fair Value Per Share	$ 1.11	$ 1.11
Share-based Payments for fair value		$ 13,650
Share Capital Three [Member]
Statement [Line Items]
Common shares issued upon exercise of RSUs		982,879
Share capital		$ 899
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,005,333
Common shares issued carrying value of RSUs exercised	$ 1,019
Share Capital [Member]
Statement [Line Items]
Stock option exercise		48,000
Share capital acquisition costs	$ 980	$ 46
Issuance of common shares for service	1,075,000
Restricted Share Units [Member]
Statement [Line Items]
Share-based Payments for fair value	$ 1,345	$ 1,155